BANK FINANCIAL ASSETS AND LIABILITIES - Maximum amount of credit risk on guarantees issued and commitments on loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit risk exposure
Commitments on loans	₽ 23,812	₽ 18,692
Guarantees issued	19,846	10,810
Less provision	(403)	(445)
Total capital commitments	43,255	29,057
Stage 1
Credit risk exposure
Commitments on loans	18,890	18,156
Guarantees issued	18,204	10,031
Less provision	(339)	(201)
Total capital commitments	36,755	27,986
Stage 2
Credit risk exposure
Commitments on loans	1,909	525
Guarantees issued	1,398	351
Less provision	(17)	(25)
Total capital commitments	6,290	851
Stage 3
Credit risk exposure
Commitments on loans	13	11
Guarantees issued	244	428
Less provision	(47)	(219)
Total capital commitments	₽ 210	₽ 220